UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2020 to September 30, 2020.
Date of Report (Date of earliest event reported):  November 10, 2020
The Bancorp Bank
(Name of Securitizer)
Commission File Number of securitizer:  025-01464
Central Index Key Number of securitizer:  0001505494
Paul Frenkiel - (312) 385-5000
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [_]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [_]
[_]    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).
Central Index Key Number of depositor:  ___________

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):  ___________
Central Index Key Number of underwriter (if applicable):  ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT
PART I:  REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced
(a)	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)
Asset Class: Commercial mortgages
The Bancorp Commercial Mortgage 2017-CRE2 Trust		The Bancorp Bank	24	$301,787,178.00	100.00%	1	$9,900,000.00	8.66%
Total			24	$301,787,178.00	100.00%	1	$9,900,000.00	8.66%

Name of Issuing Entity	Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Footnote
(a)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)
Asset Class: Commercial mortgages
The Bancorp Commercial Mortgage 2017-CRE2 Trust										1	$9,900,000.00	8.66%	(1)(2)
Total										1	$9,900,000.00	8.66%

(1)
All dollar amounts and percentages in columns (d) through (f) are calculated based on the outstanding principal balance and percentage by principal balance of assets at the time of securitization.  All dollar amounts and percentages in columns (g) through (x) are calculated based on the approximate outstanding principal balance and percentage by principal balance of assets as of September 30, 2020.

(2)
On July 1, 2020, Thompson & Knight LLP, as legal counsel to Wilmington Trust, National Association, as trustee for the benefit of the holders of The Bancorp Commercial Mortgage 2017-CRE2 Trust, sent notice to The Bancorp Bank of an alleged material defect with respect to the mortgage file associated with Loan Number 625100285 (Mortgage Asset Number 15 / Courtyard by Marriott El Paso).

Explanatory Note:

This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and is available to us without unreasonable effort or expense. We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying all asset-backed securities transactions for which The Bancorp Bank acts as securitizer and which are within the scope of Rule 15Ga-1 and that were not the subject of a filing on Form ABS-15G by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting from Demand Entities (or confirming that Demand Entities are required to deliver) all Reportable Information within their respective possession.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of Demand Entities. The information in this Form ABS-15G has not been verified by any third party.

PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
N/A

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: November 10, 2020	The Bancorp Bank (Securitizer) By: /s/ Paul Frenkiel Name: Paul Frenkiel Title: Chief Financial Officer